RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)					1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 12, 2019	Mar. 02, 2018	Nov. 08, 2017	Sep. 14, 2017	Oct. 30, 2018	Nov. 22, 2017	Oct. 31, 2017	Oct. 25, 2017	Oct. 17, 2017	Jun. 30, 2019	Jan. 04, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2014	Dec. 31, 2018	Feb. 14, 2018	Nov. 02, 2017	May 03, 2017	Apr. 28, 2017	Mar. 30, 2016	Oct. 08, 2013	Oct. 07, 2013
Preferred Stock, Shares Authorized										100,000,000		100,000,000	100,000,000									100,000,000
Preferred Stock, Par Value Per Share										$ 0.001		$ 0.001	$ 0.001
Share-based Compensation										$ 1,103,740		$ 393,460	$ 3,554,912
Common Stock, Shares, Issued										41,347,512		39,573,512	25,991,346
Common stock issuance expenses												$ 875,200
Common stock issued during period	4,600,000											700,000
Temporary Over Advance												$ 400,000			$ 400,000
Steven Nickolas [Member]
Stock Repurchased and Retired During Period, Value							$ 110,000
Common Stock, Shares, Issued							700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period							1,500,000				148,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price							$ 0.52
Related Party Transaction, Expenses from Transactions with Related Party												15,000
Richard A. Wright [Member]
Stock Issued During Period, Shares, Share-based Compensation, Forfeited								148,000
Common Stock, Shares, Issued			700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			1,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price			$ 0.52
Mr. David Guarino [Member]
Temporary Over Advance															$ 400,000	$ 400,000
Repayment of temporary over advance												$ 400,000
Wright Investment Group LLC [Member]
Proceeds from Related Party Debt				$ 200,000		$ 400,000			$ 400,000
Due to Related Parties						$ 1,000,000
Repayments of Related Party Debt		$ 1,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued												20,000,000									20,000,000
Preferred Stock, Par Value Per Share																					$ 0.001
Share-based Compensation														$ 20,000
Series A Preferred Stock [Member] | Steven Nickolas [Member]
Preferred Stock, Shares Issued																					10,000,000
Preferred Stock, Par Value Per Share																					$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Forfeited					10,000,000
Stock Repurchased and Retired During Period, Shares							10,000,000
Series A Preferred Stock [Member] | Richard A. Wright [Member]
Preferred Stock, Shares Issued																					10,000,000
Preferred Stock, Par Value Per Share																					$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Forfeited			10,000,000
Stock Repurchased and Retired During Period, Shares			10,000,000
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized																				3,000,000
Preferred Stock, Shares Issued										1,500,000		1,500,000	1,500,000
Terms of conversion of Preferred Stock, consolidated revenue threshold																				$ 15,000,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized																	5,000,000	3,000,000
Preferred Stock, Shares Issued										3,800,000		3,800,000	3,800,000
Common stock issuance expenses												$ 200
Common stock issued during period												200,000
Terms of conversion of Preferred Stock, consolidated revenue threshold																	$ 40,000,000
Series D Preferred Stock [Member] | Steven Nickolas [Member]
Stock Repurchased and Retired During Period, Shares							300,000
Series D Preferred Stock [Member] | Richard A. Wright [Member]
Preferred Stock, Shares Issued			300,000															1,000,000	1,000,000
Stock issued during period, shares, forfeiture of stock options			200,000
Series D Preferred Stock [Member] | Mr. David Guarino [Member]
Preferred Stock, Shares Issued																		1,000,000	1,000,000